Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 53,548.3	$ 51,514.1
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	121.9	127.7
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	102.1	110.8
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	19.8	16.9
Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 83.8	$ 110.8
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum	(0.60%)	(20.20%)
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum	19.90%	(2.30%)
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average	10.50%	(7.70%)
Fair Value, Inputs, Level 3 | Common equities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 18.3
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum	(42.50%)
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum	59.10%
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average	0.30%